PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Office computer equipment	5,240	9,271	1,473
Office furniture and equipment	3,603	5,456	867
Software	951	3,452	548
Servers and network equipment	161,188	225,793	35,875
Motor vehicles	906	906	144
Leasehold improvements	6,821	10,940	1,738

	178,709	255,818	40,645
Less: Accumulated depreciation	(114,584)	(159,330)	(25,315)
Construction in progress	52	79	13
	64,177	96,567	15,343

Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was as follows:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Depreciation expense	36,207	42,691	45,670	7,256